Income Taxes (Tables)	12 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
Schedule of Effective Income Tax Rate

A reconciliation between the effective income tax rate and the PRC statutory income tax rate are as follows:

	For the years ended September 30,
	2023	2024	2025
PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of different tax rates of group entities operating in other jurisdictions and preferential tax rates of group entities	(23.0)%	(10.8)%	(13.1)%
Effect of change in valuation allowance	(2.0)%	(7.4)%	(11.7)%
	0.0%	6.8%	0.2%

Schedule of Deferred Income Tax Assets

The principal components of the Group’s deferred income tax assets from continuing operations as of September 30, 2024 and 2025 are as follows:

	As of September 30,
	2024	2025
Deferred tax assets:
Net losses carry forwards	548	991
Valuation allowance	(548)	(991)
	—	—

Schedule of Valuation Allowance

Movement of the valuation allowance is as follows:

Balance as of September 30, 2023	—
Addition	548
Write off	—
Balance as of September 30, 2024	548
Addition	443
Write off	—
Balance as of September 30, 2025	991